Pensions and other post-employment benefits - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Discount rate (as a percent)	4.40%	4.70%
Discount rate for determining present values
Sensitivity analysis
Discount rate (as a percent)	4.40%	4.70%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ 1,279
Decrease in assumption	€ (1,547)
Pension growth rate
Sensitivity analysis
Discount rate (as a percent)	3.30%	2.20%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (266)
Decrease in assumption	€ 214
Inflation rate
Sensitivity analysis
Discount rate (as a percent)	2.30%	2.10%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (294)
Decrease in assumption	270
Life expectancy
Sensitivity analysis
Increase in assumption	(626)
Decrease in assumption	€ 587
Change in life expectancy actuarial assumption	1 year
Life expectancy | Bottom of range
Sensitivity analysis
Life expectancy	87 years	87 years
Life expectancy | Top of range
Sensitivity analysis
Life expectancy	88 years	89 years